UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Attorney-in-fact for William C. Martin, Managing Member of Reporting
       Manager
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, February 13, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      36
                                              -----------------------------

Form 13F Information Table Value Total:                $177,182
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-                        William C. Martin

                                                     Form 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----      ---------  -------   --- ----  ---------- --------  ---------------------
ALLOS THERAPEUTICS INC        COM              019777 10 1     787     554,382  SH        OTHER         1       0      554,382   0
AMERICAN CAP LTD              COM              02503Y 10 3   2,160     320,981  SH        OTHER         1       0      320,981   0
AMERICAN PUBLIC EDUCATION IN  COM              02913V 10 3   3,030      70,000  SH  PUT   OTHER         1       0       70,000   0
ANGIES LIST INC               COM              034754 10 1   1,079      67,000  SH  PUT   OTHER         1       0       67,000   0
ATMI INC                      COM              00207R 10 1  22,885   1,142,517  SH        OTHER         1       0    1,142,517   0
AUTOBYTEL INC                 COM              05275N 10 6     247     352,323  SH        OTHER         1       0      352,323   0
AVALON RARE METALS INC        COM              053470 10 0     186      78,273  SH        OTHER         1       0       78,273   0
BANK OF AMERICA CORPORATION   COM              060505 10 4   5,004     900,000  SH  CALL  OTHER         1       0      900,000   0
CHIMERA INVT CORP             COM              16934Q 10 9     502     200,000  SH        OTHER         1       0      200,000   0
COLEMAN CABLE INC             COM              193459 30 2  14,336   1,647,803  SH        OTHER         1       0    1,647,803   0
COMPUGEN LTD                  ORD              M25722 10 5   7,082   1,430,630  SH        OTHER         1       0    1,430,630   0
DERMA SCIENCES INC            COM PAR $.01     249827 50 2   9,133   1,204,848  SH        OTHER         1       0    1,204,848   0
E TRADE FINANCIAL CORP        COM NEW          269246 40 1   2,786     350,000  SH  CALL  OTHER         1       0      350,000   0
EMERSON RADIO CORP            COM NEW          291087 20 3   2,206   1,387,549  SH        OTHER         1       0    1,387,549   0
EXTRA SPACE STORAGE INC       COM              30225T 10 2   2,423     100,000  SH  PUT   OTHER         1       0      100,000   0
EXTREME NETWORKS INC          COM              30226D 10 6   2,332     798,617  SH        OTHER         1       0      798,617   0
GENERAL MTRS CO               COM              37045V 10 0   6,081     300,000  SH  CALL  OTHER         1       0      300,000   0
GOLDMAN SACHS GROUP INC       COM              38141G 10 4   1,809      20,000  SH  CALL  OTHER         1       0       20,000   0
HARTFORD FINL SVCS GROUP INC  COM              416515 10 4   1,641     101,000  SH  CALL  OTHER         1       0      101,000   0
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201 416515 12 0   7,683     840,636  SH        OTHER         1       0      840,636   0
HARVARD BIOSCIENCE INC        COM              416906 10 5   2,146     554,413  SH        OTHER         1       0      554,413   0
HEARTLAND PMT SYS INC         COM              42235N 10 8   3,898     160,000  SH        OTHER         1       0      160,000   0
HOME DEPOT INC                COM              437076 10 2  14,714     350,000  SH  CALL  OTHER         1       0      350,000   0
MICROVISION INC DEL           *W EXP 07/23/201 594960 16 3     137     854,500  SH        OTHER         1       0      854,500   0
OPENTABLE INC                 COM              68372A 10 4   9,822     251,000  SH        OTHER         1       0      251,000   0
PACIFIC BIOSCIENCES CALIF IN  COM              69404D 10 8   4,539   1,620,958  SH        OTHER         1       0    1,620,958   0
QUEST RARE MINERALS LTD       COM              74836T 10 1     145      65,835  SH        OTHER         1       0       65,835   0
QUINSTREET INC                COM              74874Q 10 0   6,462     690,420  SH        OTHER         1       0      690,420   0
RESEARCH IN MOTION LTD        COM              760975 10 2   2,175     150,000  SH  PUT   OTHER         1       0      150,000   0
RESOURCE AMERICA INC          CL A             761195 20 5   9,603   2,060,741  SH        OTHER         1       0    2,060,741   0
SARATOGA INVT CORP            COM NEW          80349A 20 8   4,528     366,661  SH        OTHER         1       0      366,661   0
SHILOH INDS INC               COM              824543 10 2   7,042     840,291  SH        OTHER         1       0      840,291   0
SIMON PPTY GROUP INC NEW      COM              828806 10 9   9,026      70,000  SH  PUT   OTHER         1       0       70,000   0
VITESSE SEMICONDUCTOR CORP    COM NEW          928497 30 4   7,760   3,116,627  SH        OTHER         1       0    3,116,627   0
ZAGG INC                      COM              98884U 10 8     530      75,000  SH        OTHER         1       0       75,000   0
ZIPREALTY INC                 COM              98974V 10 7   1,263   1,148,255  SH        OTHER         1       0    1,148,255   0